Company Statement of Changes in Equity - GBP (£) £ in Millions	Total		Share capital	Other equity instruments	Retained earnings	Santander UK Group Holdings plc	Santander UK Group Holdings plc Share capital	Santander UK Group Holdings plc Other equity instruments	Santander UK Group Holdings plc Retained earnings
Beginning balance at Dec. 31, 2018	£ 16,220		£ 7,060	£ 2,041	£ 6,439
Profit after tax	709	[1]			672	£ 449
Issue of other equity instruments	500			500
Repurchase of other equity instruments	(304)			(300)	(4)
Dividends on ordinary shares	(262)				(262)
Dividends on other equity instruments	(142)				(142)
Ending balance at Dec. 31, 2019	16,341		7,060	2,241	6,251	13,563	£ 7,060	£ 2,241	£ 4,262
Profit after tax	438	[1]			402	240			240
Dividends on ordinary shares	(103)				(103)	(103)			(103)
Dividends on other equity instruments	(147)				(147)	(147)			(147)
Ending balance at Dec. 31, 2020	16,245		7,060	2,241	6,030	13,553	7,060	2,241	4,252
Profit after tax	1,405				1,369	1,499			1,499
Issue of other equity instruments	450			450		450		450
Repurchase of other equity instruments	(500)			(500)		(500)		(500)
Dividends on ordinary shares	(1,346)				(1,346)	(1,346)			(1,346)
Dividends on other equity instruments	(143)				(143)	(143)			(143)
Ending balance at Dec. 31, 2021	£ 16,378		£ 7,060	£ 2,191	£ 6,754	£ 13,513	£ 7,060	£ 2,191	£ 4,262

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.